Reserves - Details of Reserves, Net of Taxes (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Valuation gain on FVOCI	₩ 176,208	₩ 173,281
Other comprehensive income of investments in associates and joint ventures	182,702	173,477
Valuation gain (loss) on derivatives	(1,488)	14,463
Foreign currency translation differences for foreign operations	29,794	30,012
Total reserves, net of taxes	₩ 387,216	₩ 391,233	₩ 735,238